Revenue - Revenue generated from voyage and time agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Revenue	$ 393,229,831	$ 413,096,606	$ 270,972,421
Voyage Charter
Disaggregation of revenue
Revenue	374,587,812	373,693,986	204,619,286
Time Charter
Disaggregation of revenue
Revenue	$ 18,642,019	$ 39,402,620	$ 66,353,135